Provisions	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Provisions
26.	Provisions

Million US dollar	Restructuring	Disputes	Other	Total
Balance at 1 January 2021	104	489	170	763

Effect of movements in foreign exchange	(2)	(20)	(4)	(25)
Provisions made	63	132	9	203
Provisions used	(73)	(129)	(11)	(213)
Provisions reversed	(13)	(35)	(1)	(48)
Other movements	1	(18)	(58)	(75)

Balance at 31 December 2021	80	420	106	605

Million US dollar	Restructuring	Disputes	Other	Total
Balance at 1 January 2020	103	436	372	911

Effect of movements in foreign exchange	8	(40)	(24)	(56)
Provisions made	55	102	107	264
Provisions used	(54)	(80)	(91)	(225)
Provisions reversed	(7)	(24)	(1)	(32)
Other movements	(1)	95	(193)	(99)

Balance at 31 December 2020	104	489	170	763

The restructuring provisions are primarily explain
e
d by the organizational alignments - see also Note 8
Exceptional items
. Provisions for disputes mainly relate to various disputed taxes other than income taxes and to claims from former employees.
The provisions are expected to be settled within the following time windows:

Million US dollar	Total	< 1 year	1-2 years	2-5 years	> 5 years
Restructuring	80	36	11	14	19

Indirect taxes	90	10	27	2	51
Labor	114	14	55	36	10
Commercial	55	16	27	9	3
Environmental	5	5	—	—	—
Excise duties	16	—	11	5	—
Other disputes	140	39	70	13	18

Disputes	420	82	190	65	83

Other provisions	106	49	35	21	0

Total provisions	605	168	235	100	102

AB InBev is subject to the greenhouse gas emission allowance trading scheme in force in the European Union and a similar scheme in South Korea. Acquired emission allowances are recognized at cost as intangible assets. To the extent that it is expected that the number of allowances needed to settle the
CO
2
emissions exceeds the number of emission allowances owned, a provision is recognized. Such provision is measured at the estimated amount of the expenditure required to settle the obligation.